Consolidated Statements of Operations and Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	$ 67,197,987	¥ 462,019,759	¥ 362,331,754	¥ 258,289,947
Operating expenses
Cost of revenues	(57,605,429)	(396,066,126)	(311,516,831)	(222,934,637)
Fulfillment	(4,655,612)	(32,009,658)	(25,865,128)	(18,559,691)
Marketing	(2,797,868)	(19,236,740)	(14,918,107)	(10,158,686)
Technology and content	(1,766,327)	(12,144,383)	(6,652,374)	(4,452,708)
General and administrative	(750,442)	(5,159,666)	(4,214,790)	(3,435,878)
Impairment of goodwill and intangible assets	(3,246)	(22,317)
Total operating expenses	(67,578,924)	(464,638,890)	(363,167,230)	(259,541,600)
Loss from operations	(380,937)	(2,619,131)	(835,476)	(1,251,653)
Other income/(expense)
Share of results of equity investees	(161,894)	(1,113,105)	(1,926,720)	(2,781,909)
Interest income	308,039	2,117,921	2,530,490	1,226,852
Interest expense	(124,287)	(854,538)	(963,742)	(618,567)
Others, net	13,843	95,175	1,316,408	1,543,376
Income/(loss) before tax	(345,236)	(2,373,678)	120,960	(1,881,901)
Income tax expenses	(62,086)	(426,872)	(139,593)	(166,391)
Net loss from continuing operations	(407,322)	(2,800,550)	(18,633)	(2,048,292)
Net income/(loss) from discontinued operations, net of tax			6,915	(1,365,432)
Net loss	(407,322)	(2,800,550)	(11,718)	(3,413,724)
Net loss from continuing operations attributable to non-controlling interests shareholders	(45,293)	(311,409)	(135,452)	(47,848)
Net loss from discontinued operations attributable to non-controlling interests shareholders			(5,030)	(3,743)
Net income from continuing operations attributable to mezzanine classified non-controlling interests shareholders	362	2,492
Net income from discontinued operations attributable to mezzanine classified non-controlling interests shareholders			281,021	444,657
Net loss attributable to ordinary shareholders	(362,391)	(2,491,633)	(152,257)	(3,806,790)
Including: Net loss from discontinued operations attributable to ordinary shareholders			(269,076)	(1,806,346)
Net income/(loss) from continuing operations attributable to ordinary shareholders	(362,391)	(2,491,633)	116,819	(2,000,444)
Net loss	(407,322)	(2,800,550)	(11,718)	(3,413,724)
Other comprehensive income:
Foreign currency translation adjustments	392,231	2,696,784	(822,052)	943,616
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains/(losses), nil of tax	34,555	237,585	1,473,014	(78,792)
Reclassification adjustment for (gains)/losses recorded in net income, nil of tax	(37,919)	(260,712)	(352,274)	123,743
Net unrealized gains/(losses) on available-for-sale securities	(3,364)	(23,127)	1,120,740	44,951
Total other comprehensive income	388,867	2,673,657	298,688	988,567
Total comprehensive income/(loss)	(18,455)	(126,893)	286,970	(2,425,157)
Total comprehensive loss attributable to non-controlling interests shareholders	(45,293)	(311,409)	(140,482)	(51,591)
Total comprehensive income attributable to mezzanine classified non-controlling interests shareholders	362	2,492	281,021	444,657
Total comprehensive income/(loss) attributable to ordinary shareholders	$ 26,476	¥ 182,024	¥ 146,431	¥ (2,818,223)
Basic
Continuing operations | (per share)	$ (0.13)	¥ (0.87)	¥ 0.04	¥ (0.71)
Discontinued operations | ¥ / shares			(0.09)	(0.64)
Net loss per share | (per share)	(0.13)	(0.87)	(0.05)	(1.36)
Diluted
Continuing operations | (per share)	(0.13)	(0.87)	0.04	(0.71)
Discontinued operations | ¥ / shares			(0.09)	(0.64)
Net loss per share | (per share)	$ (0.13)	¥ (0.87)	¥ (0.05)	¥ (1.36)
Weighted average number of shares
Basic | shares	2,877,902,678	2,877,902,678	2,844,826,014	2,804,767,889
Diluted | shares	2,877,902,678	2,877,902,678	2,911,461,817	2,804,767,889
Products
Net revenues
Total net revenues	$ 60,520,507	¥ 416,108,746	¥ 331,824,410	¥ 237,943,632
Service
Net revenues
Total net revenues	$ 6,677,480	¥ 45,911,013	¥ 30,507,344	¥ 20,346,315